Intangible assets - Goodwill Allocation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Goodwill	R$ 209,908	R$ 209,908
Moip
Disclosure of subsidiaries [line items]
Goodwill	148,218	148,218
Concil
Disclosure of subsidiaries [line items]
Goodwill	20,731	20,731
Biva Serviços
Disclosure of subsidiaries [line items]
Goodwill	14,627	14,627
Banco Seguro
Disclosure of subsidiaries [line items]
Goodwill	12,612	12,612
Boa Compra
Disclosure of subsidiaries [line items]
Goodwill	6,570	6,570
Zygo
Disclosure of subsidiaries [line items]
Goodwill	5,768	5,768
Yami
Disclosure of subsidiaries [line items]
Goodwill	R$ 1,382	R$ 1,382